Concentration, Credit and Other Risks - Major Customers (Details) - Major Customers - customer	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Wecast Services | Revenue
Revenue, Major Customer [Line Items]
Description of percentage of revenue for major customer			more than 10	more than 10
Number of customers			2	2
Wecast Services | Accounts receivables
Revenue, Major Customer [Line Items]
Description of percentage of revenue for major customer			more than 10	more than 10
Number of customers			2	2
Legacy YOD | Revenue
Revenue, Major Customer [Line Items]
Description of percentage of revenue for major customer			more than 10
Mobile Energy Group, Formerly We Cast Services [Member] | Revenue
Revenue, Major Customer [Line Items]
Description of percentage of revenue for major customer	more than 10	more than 10
Number of customers	1	1
Mobile Energy Group, Formerly We Cast Services [Member] | Accounts receivables
Revenue, Major Customer [Line Items]
Description of percentage of revenue for major customer	more than 10	more than 10
Number of customers	1	1